UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Hedged Equity Fund

Investor Class (PHEFX)

This semi-annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,803,954
Number of Portfolio Holdings	344

Portfolio Turnover Rate	33.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.6%
Financials	13.6
Consumer Discretionary	9.3
Health Care	9.1
Communication Services	8.6
Industrials & Business Services	7.5
Consumer Staples	5.2
Energy	3.0
Utilities	2.7
Other	10.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.3%
NVIDIA	6.2
Apple	4.5
Amazon.com	3.3
Meta Platforms	2.8
Alphabet	2.8
Broadcom	2.3
U.S. Treasury Bills	1.4
Tesla	1.3
Visa	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1544-053 8/25

Hedged Equity Fund

Investor Class (PHEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Hedged Equity Fund

I Class (PHEIX)

This semi-annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - I Class	$25	0.49%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,803,954
Number of Portfolio Holdings	344

Portfolio Turnover Rate	33.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.6%
Financials	13.6
Consumer Discretionary	9.3
Health Care	9.1
Communication Services	8.6
Industrials & Business Services	7.5
Consumer Staples	5.2
Energy	3.0
Utilities	2.7
Other	10.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.3%
NVIDIA	6.2
Apple	4.5
Amazon.com	3.3
Meta Platforms	2.8
Alphabet	2.8
Broadcom	2.3
U.S. Treasury Bills	1.4
Tesla	1.3
Visa	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1545-053 8/25

Hedged Equity Fund

I Class (PHEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Hedged Equity Fund

Z Class (PZHEX)

This semi-annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,803,954
Number of Portfolio Holdings	344

Portfolio Turnover Rate	33.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.6%
Financials	13.6
Consumer Discretionary	9.3
Health Care	9.1
Communication Services	8.6
Industrials & Business Services	7.5
Consumer Staples	5.2
Energy	3.0
Utilities	2.7
Other	10.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.3%
NVIDIA	6.2
Apple	4.5
Amazon.com	3.3
Meta Platforms	2.8
Alphabet	2.8
Broadcom	2.3
U.S. Treasury Bills	1.4
Tesla	1.3
Visa	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1546-053 8/25

Hedged Equity Fund

Z Class (PZHEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PHEFX Hedged Equity Fund
PHEIX Hedged Equity Fund–
.
I Class
PZHEX Hedged Equity Fund–
.
Z Class

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
6/30/25
. . Year
Ended
12/31/24
7/5/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 12.36 $ 10.67 $ 10.00
Investment activities
Net investment income
(2)(3)
0.04 0.10 0.06
Net realized and unrealized gain/loss 0.46 1.94 0.67
Total from investment activities 0.50 2.04 0.73
Distributions
Net investment income — (0.15) (0.05)
Net realized gain — (0.20) (0.01)
Total distributions — (0.35) (0.06)
NET ASSET VALUE
End of period $ 12.86 $ 12.36 $ 10.67
Ratios/Supplemental Data
Total return
(3)(4)
4.05% 19.01% 7.24%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.90%
(5)
0.99% 1.35%
(5)
Net expenses after waivers/payments by Price
Associates 0.75%
(5)
0.75% 0.82%
(5)
Net investment income 0.72%
(5)
0.84% 1.21%
(5)
Portfolio turnover rate 33.9% 40.7% 16.1%
Net assets, end of period (in thousands) $6,195 $3,889 $353
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/25
. . Year
Ended
12/31/24
7/5/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 12.40 $ 10.68 $ 10.00
Investment activities
Net investment income
(2)(3)
0.06 0.14 0.08
Net realized and unrealized gain/loss 0.45 1.95 0.66
Total from investment activities 0.51 2.09 0.74
Distributions
Net investment income — (0.17) (0.05)
Net realized gain — (0.20) (0.01)
Total distributions — (0.37) (0.06)
NET ASSET VALUE
End of period $ 12.91 $ 12.40 $ 10.68
Ratios/Supplemental Data
Total return
(3)(4)
4.11% 19.42% 7.37%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.49%
(5)
0.47% 0.53%
(5)
Net expenses after waivers/payments by Price
Associates 0.49%
(5)
0.47% 0.53%
(5)
Net investment income 0.96%
(5)
1.11% 1.54%
(5)
Portfolio turnover rate 33.9% 40.7% 16.1%
Net assets, end of period (in millions) $424 $456 $113
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/25
. . Year
Ended
12/31/24
7/5/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 12.46 $ 10.71 $ 10.00
Investment activities
Net investment income
(2)(3)
0.09 0.19 0.10
Net realized and unrealized gain/loss 0.45 1.96 0.68
Total from investment activities 0.54 2.15 0.78
Distributions
Net investment income — (0.20) (0.06)
Net realized gain — (0.20) (0.01)
Total distributions — (0.40) (0.07)
NET ASSET VALUE
End of period $ 13.00 $ 12.46 $ 10.71
Ratios/Supplemental Data
Total return
(3)(4)
4.33% 19.92% 7.81%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.46%
(5)
0.46% 0.53%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00%
(5)
Net investment income 1.46%
(5)
1.60% 2.05%
(5)
Portfolio turnover rate 33.9% 40.7% 16.1%
Net assets, end of period (in millions) $3,374 $3,333 $3,071
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  92.9%
COMMUNICATION SERVICES  8.6%
Diversified Telecommunication Services  0.5%
AT&T  373,874 10,820
Verizon Communications  158,851 6,873
17,693
Entertainment  1.6%
Electronic Arts  22,269 3,556
Netflix (1) 31,201 41,782
Spotify Technology (1) 3,429 2,631
Take-Two Interactive Software (1) 7,536 1,830
TKO Group Holdings  16,222 2,952
Walt Disney  58,316 7,232
59,983
Interactive Media & Services  5.6%
Alphabet, Class A  233,246 41,105
Alphabet, Class C  364,030 64,575
Meta Platforms, Class A  143,907 106,217
211,897
Media  0.3%
Charter Communications, Class A (1) 14,733 6,023
Comcast, Class A  132,107 4,715
10,738
Wireless Telecommunication Services  0.6%
T-Mobile U.S.  101,919 24,283
24,283
Total Communication Services 324,594
CONSUMER DISCRETIONARY  9.3%
Automobiles  1.4%
General Motors  59,600 2,933
Tesla (1) 160,133 50,868
53,801
Broadline Retail  3.4%
Amazon.com (1) 579,263 127,084
eBay  38,045 2,833
129,917

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
Pool  5,800 1,691
1,691
Hotels, Restaurants & Leisure  2.0%
Booking Holdings  2,620 15,168
Chipotle Mexican Grill (1) 130,121 7,306
Domino's Pizza  3,988 1,797
DoorDash, Class A (1) 31,124 7,672
Hilton Worldwide Holdings  26,272 6,997
Las Vegas Sands  76,837 3,343
Marriott International, Class A  24,045 6,569
McDonald's  74,905 21,885
Wingstop  5,418 1,825
Yum! Brands  18,920 2,804
75,366
Household Durables  0.1%
NVR (1) 688 5,081
5,081
Specialty Retail  2.1%
AutoZone (1) 3,400 12,622
Bath & Body Works  20,693 620
Carvana (1) 6,682 2,252
Home Depot  70,078 25,693
Lowe's  44,217 9,810
O'Reilly Automotive (1) 126,525 11,404
Ross Stores  38,762 4,945
TJX  76,681 9,469
Tractor Supply  16,800 887
Ulta Beauty (1) 4,540 2,124
79,826
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 30,374 3,130
Lululemon Athletica (1) 18,069 4,293
NIKE, Class B  43,900 3,119
10,542
Total Consumer Discretionary 356,224
CONSUMER STAPLES  5.2%
Beverages  1.2%
Coca-Cola  280,363 19,836
Keurig Dr Pepper  375,035 12,399

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Molson Coors Beverage, Class B  47,208 2,270
Monster Beverage (1) 51,477 3,224
PepsiCo  70,533 9,313
47,042
Consumer Staples Distribution & Retail  1.5%
Costco Wholesale  25,735 25,476
Walmart  335,952 32,849
58,325
Food Products  0.3%
General Mills  47,309 2,451
Ingredion  21,299 2,888
Kraft Heinz  53,245 1,375
Lamb Weston Holdings  8,000 415
Mondelez International, Class A  44,124 2,976
Tyson Foods, Class A  19,500 1,091
11,196
Household Products  1.4%
Colgate-Palmolive  131,866 11,986
Kimberly-Clark  68,756 8,864
Procter & Gamble  206,212 32,854
53,704
Personal Care Products  0.1%
Kenvue  188,963 3,955
3,955
Tobacco  0.7%
Altria Group  89,434 5,243
Philip Morris International  125,853 22,922
28,165
Total Consumer Staples 202,387
ENERGY  3.0%
Energy Equipment & Services  0.2%
Baker Hughes  23,003 882
Schlumberger  174,107 5,885
6,767
Oil, Gas & Consumable Fuels  2.8%
Chevron  100,040 14,325
ConocoPhillips  154,090 13,828
Diamondback Energy  24,787 3,406
EOG Resources  78,758 9,420
EQT  48,471 2,827

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Expand Energy  21,807 2,550
Exxon Mobil  307,423 33,140
Hess  8,211 1,137
Phillips 66  25,090 2,993
Targa Resources  30,426 5,297
Texas Pacific Land  1,076 1,137
Valero Energy  45,164 6,071
Williams  152,441 9,575
105,706
Total Energy 112,473
FINANCIALS  13.6%
Banks  3.1%
Bank of America  547,446 25,905
Citigroup  185,902 15,824
Fifth Third Bancorp  77,976 3,207
Huntington Bancshares  204,870 3,433
JPMorgan Chase  158,796 46,036
KeyCorp  140,856 2,454
Popular  12,473 1,375
Truist Financial  23,161 996
U.S. Bancorp  101,900 4,611
Wells Fargo  138,352 11,085
Western Alliance Bancorp  17,821 1,390
116,316
Capital Markets  3.0%
Ares Management, Class A  19,561 3,388
Bank of New York Mellon  75,779 6,904
Blackrock  8,597 9,020
Blackstone  10,600 1,586
Cboe Global Markets  38,913 9,075
Charles Schwab  161,239 14,711
CME Group  61,728 17,014
Goldman Sachs Group  14,428 10,211
Intercontinental Exchange  5,100 936
KKR  47,299 6,292
Moody's  8,051 4,038
Morgan Stanley  63,712 8,975
S&P Global  21,339 11,252
State Street  38,645 4,110
TPG  73,252 3,842
Tradeweb Markets, Class A  16,826 2,463
113,817

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.4%
American Express  31,451 10,032
Capital One Financial  30,159 6,417
16,449
Financial Services  4.5%
Apollo Global Management  20,930 2,969
Berkshire Hathaway, Class B (1) 90,820 44,118
Block (1) 112,894 7,669
Corebridge Financial  132,874 4,717
Corpay (1) 29,918 9,927
Equitable Holdings  50,343 2,824
Fiserv (1) 50,947 8,784
Global Payments  5,850 468
Mastercard, Class A  69,850 39,252
Visa, Class A  133,099 47,257
Voya Financial  70,851 5,030
173,015
Insurance  2.6%
Allstate  80,341 16,173
American International Group  68,279 5,844
Arthur J Gallagher  3,391 1,086
Axis Capital Holdings  23,986 2,490
Chubb  79,125 22,924
Hartford Insurance Group  79,885 10,135
Marsh & McLennan  58,011 12,684
MetLife  88,667 7,131
Progressive  39,258 10,476
RenaissanceRe Holdings  30,912 7,508
Travelers  8,970 2,400
98,851
Total Financials 518,448
HEALTH CARE  9.1%
Biotechnology  1.6%
AbbVie  139,631 25,918
Amgen  7,533 2,103
Gilead Sciences  140,387 15,565
Regeneron Pharmaceuticals  11,378 5,973
Vertex Pharmaceuticals (1) 23,559 10,489
60,048
Health Care Equipment & Supplies  2.0%
Abbott Laboratories  75,667 10,291

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  8,367 1,441
Boston Scientific (1) 127,769 13,724
Cooper (1) 60,506 4,306
Intuitive Surgical (1) 30,369 16,503
Medtronic  79,767 6,953
ResMed  12,396 3,198
Stryker  31,279 12,375
Zimmer Biomet Holdings  64,657 5,897
74,688
Health Care Providers & Services  2.2%
Cardinal Health  11,800 1,982
Cencora  48,915 14,667
Cigna Group  20,743 6,857
CVS Health  108,820 7,507
Elevance Health  12,756 4,962
Encompass Health  17,511 2,147
McKesson  18,695 13,699
Molina Healthcare (1) 7,959 2,371
Quest Diagnostics  19,164 3,443
Tenet Healthcare (1) 24,444 4,302
UnitedHealth Group  67,257 20,982
Universal Health Services, Class B  4,700 852
83,771
Life Sciences Tools & Services  0.8%
Agilent Technologies  16,262 1,919
Danaher  61,634 12,175
Mettler-Toledo International (1) 3,547 4,167
Repligen (1) 14,902 1,853
Thermo Fisher Scientific  26,989 10,943
31,057
Pharmaceuticals  2.5%
Bristol-Myers Squibb  84,307 3,902
Chugai Pharmaceutical, ADR  265,197 6,914
Eli Lilly  59,767 46,590
Johnson & Johnson  126,932 19,389
Merck  135,513 10,727
Pfizer  98,045 2,377
Viatris  439,272 3,923
93,822
Total Health Care 343,386

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  7.5%
Aerospace & Defense  1.8%
Boeing (1) 61,819 12,953
General Electric  78,168 20,120
Howmet Aerospace  31,398 5,844
L3Harris Technologies  22,269 5,586
Lockheed Martin  6,563 3,039
Northrop Grumman  25,719 12,859
RTX  25,040 3,656
TransDigm Group  2,704 4,112
68,169
Air Freight & Logistics  0.0%
FedEx  6,662 1,514
1,514
Building Products  0.4%
Carrier Global  62,094 4,545
Johnson Controls International  29,510 3,117
Trane Technologies  12,044 5,268
Trex (1) 17,700 962
13,892
Commercial Services & Supplies  0.7%
Cintas  19,009 4,236
Republic Services  25,059 6,180
Waste Connections  48,097 8,981
Waste Management  37,140 8,498
27,895
Construction & Engineering  0.0%
API Group (1) 36,700 1,874
1,874
Electrical Equipment  0.9%
AMETEK  25,543 4,622
Emerson Electric  23,022 3,069
GE Vernova  17,074 9,035
Hubbell  14,882 6,078
Rockwell Automation  23,424 7,781
Vertiv Holdings, Class A  37,806 4,855
35,440
Ground Transportation  0.8%
Canadian National Railway  26,625 2,770
CSX  220,855 7,206

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Norfolk Southern  25,362 6,492
Old Dominion Freight Line  43,319 7,031
Saia (1) 15,474 4,240
Uber Technologies (1) 14,918 1,392
29,131
Industrial Conglomerates  0.5%
Honeywell International  26,827 6,248
Roper Technologies  20,414 11,571
17,819
Machinery  1.4%
Caterpillar  23,398 9,083
Cummins  18,807 6,159
Deere  18,471 9,392
Dover  27,011 4,949
Esab  13,639 1,644
Fortive  50,574 2,637
Ingersoll Rand  47,083 3,916
Middleby (1) 6,000 864
Parker-Hannifin  9,702 6,777
Stanley Black & Decker  86,342 5,850
Xylem  21,022 2,720
53,991
Passenger Airlines  0.1%
United Airlines Holdings (1) 30,524 2,431
2,431
Professional Services  0.7%
Automatic Data Processing  15,685 4,837
Booz Allen Hamilton Holding  44,750 4,660
Broadridge Financial Solutions  6,891 1,675
Dayforce (1) 35,797 1,983
Equifax  10,780 2,796
SS&C Technologies Holdings  51,321 4,249
Verisk Analytics  26,016 8,104
28,304
Trading Companies & Distributors  0.2%
Ferguson Enterprises  23,160 5,043
SiteOne Landscape Supply (1) 7,387 893
5,936
Total Industrials & Business Services 286,396

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  30.6%
Communications Equipment  0.9%
Arista Networks (1) 64,347 6,583
Cisco Systems  252,997 17,553
F5 (1) 12,006 3,534
Juniper Networks  58,830 2,349
Motorola Solutions  8,642 3,634
33,653
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  148,148 14,630
CDW  13,365 2,387
Jabil  2,900 633
Keysight Technologies (1) 51,576 8,451
Ralliant (1) 15,391 746
TE Connectivity  21,378 3,606
Teledyne Technologies (1) 18,351 9,401
Zebra Technologies, Class A (1) 6,100 1,881
41,735
IT Services  1.4%
Accenture, Class A  68,073 20,346
Akamai Technologies (1) 37,338 2,978
Amdocs  30,172 2,753
Cognizant Technology Solutions, Class A  67,808 5,291
GoDaddy, Class A (1) 22,803 4,106
International Business Machines  46,564 13,726
Okta (1) 10,051 1,005
Shopify, Class A (1) 8,300 957
VeriSign  9,681 2,796
53,958
Semiconductors & Semiconductor Equipment  11.3%
Advanced Micro Devices (1) 136,530 19,374
Analog Devices  31,067 7,395
Applied Materials  65,671 12,022
Broadcom  316,918 87,358
First Solar (1) 58,952 9,759
KLA  9,211 8,251
Lam Research  77,031 7,498
Marvell Technology  48,400 3,746
Microchip Technology  24,800 1,745
Micron Technology  65,759 8,105
Monolithic Power Systems  10,428 7,627
NVIDIA  1,492,179 235,749

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  14,525 3,174
QUALCOMM  86,198 13,728
Texas Instruments  14,490 3,008
428,539
Software  11.2%
Adobe (1) 25,790 9,978
Autodesk (1) 12,463 3,858
Cadence Design Systems (1) 24,834 7,652
Check Point Software Technologies (1) 13,428 2,971
Crowdstrike Holdings, Class A (1) 9,666 4,923
Descartes Systems Group (1) 26,375 2,681
Dynatrace (1) 40,523 2,237
Fair Isaac (1) 5,021 9,178
Fortinet (1) 115,612 12,222
Gen Digital  309,621 9,103
HubSpot (1) 912 508
Intuit  19,849 15,634
Microsoft  479,715 238,615
Monday.com (1) 2,600 818
Oracle  122,214 26,720
Palantir Technologies, Class A (1) 95,443 13,011
Palo Alto Networks (1) 58,638 12,000
PTC (1) 23,193 3,997
Salesforce  92,939 25,343
ServiceNow (1) 15,105 15,529
Synopsys (1) 7,877 4,038
Workday, Class A (1) 13,665 3,280
Zoom Communications (1) 14,499 1,131
425,427
Technology Hardware, Storage & Peripherals  4.7%
Apple  839,064 172,151
NetApp  29,451 3,138
Pure Storage, Class A (1) 36,381 2,095
Sandisk (1) 17,398 789
Western Digital  24,432 1,563
179,736
Total Information Technology 1,163,048
MATERIALS  1.7%
Chemicals  1.0%
CF Industries Holdings  19,355 1,781
Corteva  79,367 5,915
Linde  43,869 20,583

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mosaic  63,001 2,298
RPM International  5,535 608
Sherwin-Williams  16,875 5,794
36,979
Construction Materials  0.1%
Vulcan Materials  12,956 3,379
3,379
Containers & Packaging  0.2%
Ball  26,400 1,481
International Paper  82,665 3,871
Packaging Corp. of America  6,366 1,200
6,552
Metals & Mining  0.3%
Franco-Nevada (2) 20,693 3,392
Freeport-McMoRan  125,772 5,452
Steel Dynamics  27,418 3,510
12,354
Paper & Forest Products  0.1%
West Fraser Timber  35,900 2,631
2,631
Total Materials 61,895
REAL ESTATE  1.6%
Health Care Real Estate Investment Trusts  0.2%
Alexandria Real Estate Equities, REIT  5,800 421
Ventas, REIT  26,200 1,655
Welltower, REIT  44,851 6,895
8,971
Industrial Real Estate Investment Trusts  0.3%
Prologis, REIT  67,922 7,140
Rexford Industrial Realty, REIT  118,369 4,210
11,350
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 27,488 3,852
CoStar Group (1) 14,481 1,164
5,016
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  11,262 2,292
Camden Property Trust, REIT  7,503 846
Equity Residential, REIT  26,200 1,768

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essex Property Trust, REIT  9,466 2,683
Sun Communities, REIT  22,630 2,862
10,451
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  74,043 1,556
Regency Centers, REIT  21,293 1,517
Simon Property Group, REIT  13,951 2,243
5,316
Specialized Real Estate Investment Trusts  0.6%
American Tower, REIT  46,671 10,315
Crown Castle, REIT  24,400 2,507
CubeSmart, REIT  26,612 1,131
Equinix, REIT  9,173 7,297
Public Storage, REIT  8,878 2,605
23,855
Total Real Estate 64,959
UTILITIES  2.7%
Electric Utilities  1.7%
Constellation Energy  31,819 10,270
Duke Energy  67,451 7,959
Entergy  12,810 1,065
Evergy  45,972 3,169
Exelon  91,486 3,972
NextEra Energy  167,708 11,642
PG&E  473,149 6,596
Southern  83,263 7,646
Xcel Energy  159,893 10,889
63,208
Gas Utilities  0.2%
Atmos Energy  36,862 5,681
5,681
Multi-Utilities  0.8%
Ameren  61,741 5,930
CMS Energy  94,595 6,553
Consolidated Edison  72,114 7,237
Dominion Energy  51,221 2,895
DTE Energy  44,725 5,924
Sempra  27,659 2,096

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WEC Energy Group  7,043 734
31,369
Total Utilities 100,258
Total Common Stocks (Cost $2,574,067) 3,534,068
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  0.8%
U.S. Treasury Obligations  0.8%
U.S. Treasury Notes, 4.625%, 9/15/26 (3) 32,000,000 32,260
32,260
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $32,226) 32,260
SHORT-TERM INVESTMENTS  6.2%
Money Market Funds  4.8%
T. Rowe Price Treasury Reserve Fund, 4.38% (4)(5) 181,277,365 181,277
181,277
U.S. Treasury Obligations  1.4%
U.S. Treasury Bills, 4.246%, 7/10/25  23,160,000 23,136
U.S. Treasury Bills, 4.261%, 9/16/25 (3) 30,000,000 29,727
52,863
Total Short-Term Investments (Cost $234,142) 234,140
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 3,238,656 3,239
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,239
Total Securities Lending Collateral (Cost $3,239) 3,239

T. ROWE PRICE Hedged Equity Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 3/20/26 @
$5,150.00 (1) 277 171,877 2,518
Morgan Stanley
S&P 500 Index,
Put, 6/18/26 @
$5,200.00 (1) 235 145,816 2,933
Wells Fargo
S&P 500 Index,
Put, 3/20/26 @
$5,15 0.00 (1) 193 119,756 1,754
Total Options Purchased (Cost $11,888) 7,205
Total Investments in Securities
100.2% of Net Assets
(Cost $2,855,562) $ 3,810,912
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(3) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,559 S&P 500 E-Mini Index contracts 9/25 (487,480) $ (15,470)
Long, 4,210 U.S. Treasury Notes ten year
contracts 9/25 472,046 8,288
Net payments (receipts) of variation margin to date 6,159
Variation margin receivable (payable) on open futures contracts $ (1,023)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 4,573
Totals $ —# $ — $ 4,573+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 1,024  ¤  ¤ $ 3,239
T. Rowe Price Treasury
Reserve Fund, 4.38% 275,964  ¤  ¤ 181,277
Total $ 184,516^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,573 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $184,516.

T. ROWE PRICE Hedged Equity Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,855,562) $ 3,810,912
Receivable for investment securities sold 5,694
Dividends and interest receivable 2,411
Receivable for shares sold 1,842
Due from affiliates 1,220
Foreign currency (cost $15) 15
Other assets 56
Total assets 3,822,150
Liabilities
Payable for shares redeemed 6,910
Payable for investment securities purchased 5,581
Obligation to return securities lending collateral 3,239
Investment management fees payable 1,365
Variation margin payable on futures contracts 1,023
Payable to directors 3
Other liabilities 75
Total liabilities 18,196
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 3,803,954

T. ROWE PRICE Hedged Equity Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 860,597
Paid-in capital applicable to 292,757,038 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 2,943,357
NET ASSETS $ 3,803,954
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,195; Shares outstanding: 481,677) $ 12.86
I Class
(Net assets: $424,049; Shares outstanding: 32,843,958) $ 12.91
Z Class
(Net assets: $3,373,710; Shares outstanding:
259,431,403) $ 13.00

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $21) $ 25,337
.
  Interest 1,484
Other 5
Total income 26,826
Expenses
Investment management 8,172
Shareholder servicing
Investor Class $ 10
I Class 61 71
Prospectus and shareholder reports
Investor Class 1
I Class 1
Z Class 3 5
Custody and accounting 147
Legal and audit 111
Registration 19
Directors 6
Miscellaneous 70
Waived / paid by Price Associates (7,524)
Total expenses 1,077
Net investment income 25,749

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 43,072
Futures (34,622)
Net realized gain 8,450
Change in net unrealized gain / loss
Securities 137,219
Futures (10,946)
Change in net unrealized gain / loss 126,273
Net realized and unrealized gain / loss 134,723
INCREASE IN NET ASSETS FROM OPERATIONS $ 160,472

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,749 $ 55,644
Net realized gain (loss) 8,450 (20,669)
Change in net unrealized gain / loss 126,273 596,390
Increase in net assets from operations 160,472 631,365
Distributions to shareholders
Net earnings
Investor Class – (103)
I Class – (13,012)
Z Class – (102,807)
Decrease in net assets from distributions – (115,922)
Capital share transactions
*
Shares sold
Investor Class 3,981 6,077
I Class 31,950 403,421
Z Class 184,659 230,523
Distributions reinvested
Investor Class – 103
I Class – 13,012
Z Class – 102,807
Shares redeemed
Investor Class (1,888) (2,773)
I Class (81,234) (94,992)
Z Class (287,075) (564,694)
Increase (decrease) in net assets from capital
share transactions (149,607) 93,484

T. ROWE PRICE Hedged Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 10,865 608,927
Beginning of period 3,793,089 3,184,162
End of period $ 3,803,954 $ 3,793,089
*Share information (000s)
Shares sold
Investor Class 322 500
I Class 2,589 32,920
Z Class 14,855 19,705
Distributions reinvested
Investor Class – 8
I Class – 1,025
Z Class – 8,070
Shares redeemed
Investor Class (155) (226)
I Class (6,523) (7,703)
Z Class (23,026) (47,044)
Increase (decrease) in shares outstanding (11,938) 7,255

T. ROWE PRICE Hedged Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Hedged Equity Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on July 5, 2023. The fund seeks to provide long-term capital growth. The fund has three classes of shares:
the Hedged Equity Fund (Investor Class), the Hedged Equity Fund–I Class
(I Class) and the Hedged Equity Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs

T. ROWE PRICE Hedged Equity Fund

are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments

T. ROWE PRICE Hedged Equity Fund

under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Hedged Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Hedged Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Hedged Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,534,068 $ — $ — $ 3,534,068
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) — 32,260 — 32,260
Short-Term Investments 181,277 52,863 — 234,140
Securities Lending Collateral 3,239 — — 3,239
Options Purchased — 7,205 — 7,205
Total Securities 3,718,584 92,328 — 3,810,912
Futures Contracts* 8,288 — — 8,288
Total $ 3,726,872 $ 92,328 $ — $ 3,819,200
Liabilities
Futures Contracts* $ 15,470 $ — $ — $ 15,470
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 8,288
Equity derivatives Securities^ 7,205
^
,*
Total $ 15,493
^
,*
Liabilities
Equity derivatives Futures $ 15,470
Total $ 15,470
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Hedged Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Total
Realized Gain (Loss)
Interest rate derivatives $ — $ 2,014 $ 2,014
Equity derivatives (528) (36,636) (37,164)
Total $ (528) $ (34,622) $ (35,150)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 13,035 $ 13,035
Equity derivatives (6,365) (23,981) (30,346)
Total $ (6,365) $ (10,946) $ (17,311)
^ Options purchased are reported as securities.

T. ROWE PRICE Hedged Equity Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30,
2025, collateral pledged by counterparties to the fund for bilateral derivatives

T. ROWE PRICE Hedged Equity Fund

consisted of $7,743,000 cash. As of June 30, 2025, securities valued at $43,979,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and
30% of net assets.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying

T. ROWE PRICE Hedged Equity Fund

Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 10% and 12% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent

T. ROWE PRICE Hedged Equity Fund

fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $3,222,000; the value of cash collateral and related investments was $3,239,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,176,861,000 and
$1,269,695,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,864,546,000. Net unrealized gain aggregated $939,184,000 at period-end, of which $1,025,270,000 related to appreciated investments and $86,086,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital

T. ROWE PRICE Hedged Equity Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Hedged Equity Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $9,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.75% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $(4) $— $(7,520)

T. ROWE PRICE Hedged Equity Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $11,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $58,000 for shareholder servicing costs related to the college savings plans, of which $18,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 87% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price

T. ROWE PRICE Hedged Equity Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Hedged Equity Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Hedged Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Hedged Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board large-cap core funds indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense
Universe). At the Adviser’s request, Broadridge also compared the fund against other relevant options arbitrage/options strategies funds. The information provided
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

to the Board for options arbitrage/options strategies funds indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Hedged Equity Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1544-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025